Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Net [Abstract]
Definite-lived intangible assets, amortization expense	$ 100	$ 48
Estimates annual amortization expense, 2017	90
Estimates annual amortization expense, 2018	82
Estimates annual amortization expense, 2019	66
Estimates annual amortization expense, 2020	47
Estimates annual amortization expense, 2021	$ 44